Options (Details) - $ / shares	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Stock Option Transactions [Abstract]
Outstanding, beginning of period, (in Shares)			582,811	539,246
Exercised (in Shares)	0	0	0	(700)
Expired (in Shares)			15,827	(215)
Forfeiture (in Shares)			8,500	0
Balance at end of period (in Shares)	558,484	538,331	558,484	538,331
Options exercisable, end of year (in Shares)	503,444	494,024	503,444	494,024
Outstanding, beginning of period,			$ 32.0	$ 34.8
Exercised			0.0	23.2
Expired			54.2	679.7
Forfeiture			11.9	0.0
Balance at end of period	$ 31.6	$ 34.5	31.6	34.5
Options exercisable, end of year	32.5	34.7	32.5	34.7
Outstanding, beginning of period,			17.2	18.8
Exercised			0.00	12.0
Expired			39.2	524.8
Forfeiture			10.2	0.0
Balance at end of period	$ 16.7	$ 18.6	16.7	18.6
Options exercisable, end of year			$ 17.2	$ 19.0